Other Investments	12 Months Ended
Dec. 31, 2012
Other Investments [Abstract]
Other Investments
Note 4. Other Investments

Federal Home Loan Bank (FHLB) stock, Federal Reserve Bank (FRB) stock, Pacific Coast Bankers' Bank and Community Bankers' Bank stock with a carrying value of $4,680 and $5,058 at December 31, 2012 and 2011, respectively are stated at cost and included as " Other Investments" on the Company's Balance Sheets. These investments are considered to be restricted as the Company is required by these entities to hold these investments, and the only market for this stock is the issuing agency. Also included in "Other Investments" is a Certificate of Deposit purchased from an FDIC - insured institution. The balance of this CD was $250 at December 31, 2012 and 2011, respectively.